Portfolio of investments—May 31, 2025 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 80.39%
FHLMC	6.50%	3-1-2055	$4,919,595	$5,157,996
FHLMC (30 Day Average U.S. SOFR+2.13%)±	4.29	6-1-2052	3,274,745	3,183,879
FHLMC (30 Day Average U.S. SOFR+2.15%)±	4.84	1-1-2055	3,000,000	3,003,614
FHLMC (RFUCCT1Y+1.62%)±	3.11	2-1-2050	4,648,398	4,629,176
FHLMC (RFUCCT1Y+1.63%)±	3.01	11-1-2048	9,916,446	9,686,577
FHLMC (RFUCCT1Y+1.63%)±	3.15	7-1-2050	6,349,320	6,116,862
FHLMC Series 4184 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.80	3-15-2043	1,756,685	1,721,137
FHLMC Series 4272 Class FD (30 Day Average U.S. SOFR+0.46%)±	4.80	11-15-2043	4,202,869	4,154,135
FHLMC Series 4273 Class PF (30 Day Average U.S. SOFR+0.51%)±	4.85	11-15-2043	1,533,104	1,522,471
FHLMC Series 4281 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.85	12-15-2043	1,581,007	1,562,767
FHLMC Series 4303 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.80	2-15-2044	2,477,601	2,420,168
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	5.15	10-15-2039	2,389,539	2,390,215
FHLMC Series 5399 Class FB (30 Day Average U.S. SOFR+0.90%)±	5.22	4-25-2054	4,978,604	4,968,440
FNMA	2.00	2-1-2031	6,949,776	6,611,108
FNMA	2.50	3-1-2035	10,892,673	10,164,974
FNMA	3.50	7-1-2043	2,519,541	2,360,299
FNMA	4.00	3-1-2031	653,917	650,296
FNMA (1 Year Treasury Constant Maturity+2.05%)±	4.26	3-1-2049	1,878,331	1,915,617
FNMA (30 Day Average U.S. SOFR+2.16%)±	4.36	1-1-2055	4,758,684	4,732,912
FNMA (RFUCCT1Y+1.61%)±	3.43	7-1-2049	15,273,072	14,857,592
FNMA Series 2008-7 Class FA (30 Day Average U.S. SOFR+0.56%)±	4.89	2-25-2038	296,418	295,561
FNMA Series 2010-111 Class KF (30 Day Average U.S. SOFR+0.51%)±	4.84	10-25-2040	3,300,981	3,277,946
FNMA Series 2011-47 Class GF (30 Day Average U.S. SOFR+0.68%)±	5.01	6-25-2041	5,586,380	5,571,218
FNMA Series 2011-55 Class FH (30 Day Average U.S. SOFR+0.55%)±	4.88	6-25-2041	1,833,394	1,812,274
FNMA Series 2011-58 Class F (30 Day Average U.S. SOFR+0.58%)±	4.91	7-25-2041	4,248,132	4,216,614
FNMA Series 2012-9 Class CF (30 Day Average U.S. SOFR+0.56%)±	4.89	2-25-2042	5,955,190	5,919,062
FNMA Series 2012-98 Class BA	1.50	1-25-2042	1,713,841	1,642,188
FNMA Series 2016-10 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.79	3-25-2046	1,081,142	1,068,844
FNMA Series 2016-61 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.84	9-25-2046	1,586,922	1,575,106
FNMA Series 2016-64 Class BC	1.75	9-25-2046	5,670,236	5,261,470
FNMA Series 2016-69 Class DF (30 Day Average U.S. SOFR+0.51%)±	4.84	10-25-2046	856,905	851,478
FNMA Series 2016-81 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.79	11-25-2046	1,207,933	1,196,657
FNMA Series 2016-90 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.84	12-25-2046	2,805,701	2,778,219
FNMA Series 2017-11 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.84	3-25-2047	1,748,180	1,729,363
FNMA Series 2017-113 Class FB (30 Day Average U.S. SOFR+0.36%)±	4.69	1-25-2048	1,680,546	1,655,890
FNMA Series 2017-35 Class MC	2.63	12-25-2044	4,500,899	4,341,455
FNMA Series 2017-82 Class FE (30 Day Average U.S. SOFR+0.36%)±	4.69	10-25-2047	5,484,076	5,459,958
FNMA Series 2017-9 Class EF (30 Day Average U.S. SOFR+0.51%)±	4.84	3-25-2047	1,908,166	1,889,392
FNMA Series 2018-1 Class FA (30 Day Average U.S. SOFR+0.36%)±	4.69	2-25-2048	1,964,597	1,931,294
FNMA Series 2018-1 Class FB (30 Day Average U.S. SOFR+0.36%)±	4.69	2-25-2048	6,100,901	6,006,479
FNMA Series 2018-38 Class FA (30 Day Average U.S. SOFR+0.41%)±	4.74	6-25-2048	1,418,480	1,372,548
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	4.99	6-25-2040	1,701,167	1,688,578
FNMA Series 2023-38 Class FD (30 Day Average U.S. SOFR+0.86%)±	5.22	10-25-2039	3,379,072	3,347,270
GNMA Series 2014-100 Class LP	2.50	10-16-2043	1,918,715	1,839,652
See accompanying notes to portfolio of investments
Allspring Short Duration Government Bond Fund | 1

Portfolio of investments—May 31, 2025 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2014-76 Class BP	2.25%	1-20-2040	$3,527,725	$3,338,807
GNMA Series 2016-167 Class AC	2.25	3-20-2039	1,758,485	1,621,071
Total agency securities (Cost $164,640,880)				163,498,629
Asset-backed securities: 5.76%
American Express Credit Account Master Trust Series 2025-1 Class A	4.56	12-15-2029	1,000,000	1,007,618
CarMax Auto Owner Trust Series 2025-2 Class A3	4.48	3-15-2030	1,000,000	1,003,103
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1144A	4.30	9-15-2029	1,328,000	1,325,050
GMF Floorplan Owner Revolving Trust Series 2024-4A Class A1144A	4.73	11-15-2029	1,006,000	1,012,417
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	704,559	650,090
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	4.78	1-25-2037	541,754	539,113
Santander Drive Auto Receivables Trust Series 2025-2 Class A3	4.67	8-15-2029	1,000,000	1,003,246
SBNA Auto Receivables Trust Series 2024-A Class A3144A	5.32	12-15-2028	972,273	975,045
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	1,055,000	1,065,354
T-Mobile U.S. Trust Series 2024-1A Class A144A	5.05	9-20-2029	1,048,000	1,054,874
T-Mobile U.S. Trust Series 2025-1A Class A144A	4.74	11-20-2029	1,036,000	1,045,925
World Financial Network Credit Card Master Trust Series 2024-A Class A	5.47	2-15-2031	1,026,000	1,046,384
Total asset-backed securities (Cost $11,718,652)				11,728,219
Non-agency mortgage-backed securities: 1.36%
Angel Oak Mortgage Trust Series 2020-5 Class A1144A±±	1.37	5-25-2065	290,688	278,140
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	225,272	219,033
BX Commercial Mortgage Trust Series 2021-VOLT Class A (U.S. SOFR 1 Month+0.81%)144A±	5.14	9-15-2036	1,489,000	1,481,555
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	3.69	11-25-2059	125,667	124,260
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	773,653	658,330
Total non-agency mortgage-backed securities (Cost $2,904,282)				2,761,318
U.S. Treasury securities: 10.30%
U.S. Treasury Notes	3.75	4-30-2027	5,471,000	5,454,117
U.S. Treasury Notes	3.75	5-15-2028	15,544,000	15,497,854
Total U.S. Treasury securities (Cost $20,947,202)				20,951,971
See accompanying notes to portfolio of investments
2 | Allspring Short Duration Government Bond Fund

Portfolio of investments—May 31, 2025 (unaudited)

		Yield	Shares	Value
Short-term investments: 2.73%
Investment companies: 2.73%
Allspring Government Money Market Fund Select Class♠∞		4.23%	5,541,859	$5,541,859
Total short-term investments (Cost $5,541,859)				5,541,859
Total investments in securities (Cost $205,752,875)	100.54%			204,481,996
Other assets and liabilities, net	(0.54)			(1,094,732)
Total net assets	100.00%			$203,387,264

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,081,778	$127,821,794	$(130,361,713)	$0	$0	$5,541,859	5,541,859	$189,529
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	329	9-30-2025	$68,142,081	$68,246,938	$104,857	$0
Short
Ultra 10-Year U.S. Treasury Notes	(47)	9-19-2025	(5,262,451)	(5,289,703)	0	(27,252)
5-Year U.S. Treasury Notes	(109)	9-30-2025	(11,751,389)	(11,792,438)	0	(41,049)
					$104,857	$(68,301)
See accompanying notes to portfolio of investments
Allspring Short Duration Government Bond Fund | 3

Notes to portfolio of investments—May 31, 2025 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
4 | Allspring Short Duration Government Bond Fund

Notes to portfolio of investments—May 31, 2025 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2025:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$163,498,629	$0	$163,498,629
Asset-backed securities	0	11,728,219	0	11,728,219
Non-agency mortgage-backed securities	0	2,761,318	0	2,761,318
U.S. Treasury securities	20,951,971	0	0	20,951,971
Short-term investments
Investment companies	5,541,859	0	0	5,541,859
	26,493,830	177,988,166	0	204,481,996
Futures contracts	104,857	0	0	104,857
Total assets	$26,598,687	$177,988,166	$0	$204,586,853
Liabilities
Futures contracts	$68,301	$0	$0	$68,301
Total liabilities	$68,301	$0	$0	$68,301
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
As of May 31, 2025, $1,174,000 was segregated as cash collateral for these open futures contracts.
At May 31, 2025, the Fund did not have any transfers into/out of Level 3.
Allspring Short Duration Government Bond Fund | 5